Consolidated statements of shareholders' equity - USD ($) $ in Thousands	Number of ordinary shares and protected ordinary shares	Share capital and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2020		$ 517,444	$ (172,573)	$ 532	$ 345,403
Balance, shares at Dec. 31, 2020	35,842,980
Share-based compensation		55,654	0	0	55,654
Exercise of share options, vested RSUs and ESPP		12,137	0	0	12,137
Exercise of share options, vested RSUs and ESPP (shares)	918,128
Equity award assumed for acquisition		313	0	0	313
Net Income (loss)		0	(65,012)	0	(65,012)
Other comprehensive income/loss		0	0	(1,627)	(1,627)
Balance at Dec. 31, 2021		585,548	(237,585)	(1,095)	346,868
Balance, shares at Dec. 31, 2021	36,761,108
Share-based compensation		72,029	0	0	72,029
Exercise of share options, vested RSUs and ESPP		7,447	0	0	7,447
Exercise of share options, vested RSUs and ESPP (shares)	776,455
Cumulative effect of adopting ASU 2020-06		(99,190)	21,033	0	(78,157)
Net Income (loss)		0	(71,487)	0	(71,487)
Other comprehensive income/loss		0	0	(10,968)	(10,968)
Balance at Dec. 31, 2022		565,834	(288,039)	(12,063)	265,732
Balance, shares at Dec. 31, 2022	37,537,563
Share-based compensation		68,698	0	0	68,698
Exercise of share options, vested RSUs and ESPP		6,314	0	0	$ 6,314
Exercise of share options, vested RSUs and ESPP (shares)	1,116,395				363,291
Net Income (loss)		0	3,681	0	$ 3,681
Other comprehensive income/loss		0	0	11,349	11,349
Balance at Dec. 31, 2023		$ 640,846	$ (284,358)	$ (714)	$ 355,774
Balance, shares at Dec. 31, 2023	38,653,958